Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' Options activity under the 2018 Equity Incentive Plan:

	Number of Options 2021	Weighted average exercise price 2021	Number of Options 2020	Weighted average exercise price 2020
Outstanding - beginning of the year	905,000	128.45	905,000	128.45
Granted	525,000	134.34	—	—
Exercised	(299,250)	128.21	—	—
Forfeited	(54,000)	128.91	—	—
Outstanding - end of the year	1,076,750	131.37	905,000	128.45

Options Outstanding Separated into Ranges of Exercise Prices
The options outstanding as of December 31, 2021, have been separated into ranges of exercise prices, as follows:
Options outstanding:

Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
121.42 - 134.34	1,076,750	3.20	$131.37

Compensation Expenses Before Tax
Compensation expenses related to the 2018 Equity Incentive Plan amounted to $5,312, $4,086 and $3,994 for the three years ended December 31, 2021 2020 and 2019 respectively, which were recognized, as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Cost of revenues	$4,515	$3,473	$3,424
General and administration expenses	797	613	570
	$5,312	$4,086	$3,994
The Company recorded an amount of approximately $18,431, $10,068 and $9,595, during the three years ended December 31, 2021, 2020 and 2019, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Cost of revenues	10,522	6,096	5,530
General and administration expenses	4,584	2,165	2,447
Marketing and selling	3,325	1,807	1,618
	$18,431	$10,068	$9,595
The Company recorded an amount of approximately $10, $301 and $1,858 in the years ended December 31, 2021, 2020 and 2019, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan, as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Cost of revenues	—	0	426
General and administration expenses	10	301	1,160
Marketing and selling	—	0	272
	10	301	1,858

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year Ended December 31, 2021	Weighted average number of shares (*) Year Ended December 31, 2021	Per Share amount Year Ended December 31, 2021	Net income to shareholders of ordinary shares Year Ended December 31, 2020	Weighted average number of shares (*) Year Ended December 31, 2020	Per Share amount Year Ended December 31, 2020
Basic net earnings	$274,350	44,204	$6.21	$237,658	44,198	$5.38
Effect of dilutive securities:
Employee stock options	—	74		—	17
Diluted net earnings	$274,350	44,278	$6.20	$237,658	44,215	$5.38
(*) In thousands